Shareholder Report, Average Annual Return (Details) 196386_SanJac Alpha Core Plus Bond ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	May 31, 2026	May 31, 2026
SanJac Alpha Core Plus Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SanJac Alpha Core Plus Bond ETF NAV
Average Annual Return, Percent	4.69%	4.02%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	2.48%